Document and Entity Information	0 Months Ended
Jan. 14, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jan. 14, 2013
Registrant Name	PowerShares Exchange-Traded Fund Trust II
Central Index Key	0001378872
Amendment Flag	false
Document Creation Date	Jan. 14, 2013
Document Effective Date	Jan. 14, 2013
Prospectus Date	Mar. 01, 2012
Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio | Powershares FTSE RAFI Asia Pacific ex-Japan Portfolio
Risk/Return:
Trading Symbol	PAF
Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Portfolio
Risk/Return:
Trading Symbol	PXF
Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio | Powershares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

Risk/Return:
Trading Symbol	PDN
Powershares FTSE RAFI Emerging Markets Portfolio | Powershares FTSE RAFI Emerging Markets Portfolio | Powershares FTSE RAFI Emerging Markets Portfolio
Risk/Return:
Trading Symbol	PXH
PowerShares S&P International Developed High Quality Portfolio | PowerShares S&P International Developed High Quality Portfolio | PowerShares S&P International Developed High Quality Portfolio
Risk/Return:
Trading Symbol	IDHQ